GODFREY & KAHN, S.C.
Attorneys at Law
780 North Water Street
Milwaukee, Wisconsin 53202
Telephone No.:  (414) 273-3500
Fax No.:  (414) 273-5198

July 2, 2004

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Baird Funds, Inc.
Securities Act Registration No. 333-40128; Investment Company Act No. 811-09997

Ladies and Gentlemen:

On behalf of Baird Funds, Inc. (the “Company”), in lieu of filing the form of Prospectus and Statement of Additional Information for the Baird SmallCap Fund, a series of the Company, as required by Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we are hereby providing you with notice in accordance with Rule 497(j) under the Securities Act that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from the form of Prospectus and Statement of Additional Information contained in the most recent amendment to the Company’s Registration Statement (i.e., Post-Effective Amendment No. 12 to the Company’s Registration Statement on Form N-1A).  Post-Effective Amendment No. 12 was filed electronically via EDGAR on June 30, 2004.

If you have any questions regarding this letter, please do not hesitate to call me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Ellen R. Drought

Ellen R. Drought

cc:

Brett R. Meili

Lisa Kollmeyer

Kristin Hahn

Carol A. Gehl

Pamela M. Krill